DOMINION FUNDS, INC.

                                                                    November 11, 2010

Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Dominion Funds, Inc. – Foxhall Global Trends Fund

Post Effective Amendment No. 26 to the Registration Statement on Form N-1A

Registration Statement File Nos. 033-49808 and 811-06727

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Dominion Funds, Inc. (the “Company”), on behalf of Foxhall Global Trends Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Company, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 26 (SEC Accession No. 000910472-10-001161) to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2010.

Questions related to this filing should be directed to Robert Elwood of Cipperman & Company LLC at (484) 588-5509.

Very truly yours,

/s/Paul Dietrich

Paul Dietrich

President

cc:  Robert Elwood, Esq.